Cover	Dec. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2025
Entity File Number	0-9881
Entity Registrant Name	Shenandoah Telecommunications Company
Entity Central Index Key	0000354963
Entity Tax Identification Number	54-1162807
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	500 Shentel Way
Entity Address, Address Line Two	P.O. Box 459
Entity Address, City or Town	Edinburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22824
City Area Code	(540)
Local Phone Number	984-4141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (No Par Value)
Trading Symbol	SHEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false